Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000001420 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001420 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001420 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000001420 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001420 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001420 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000001420 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000001420 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000001420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000001420 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000001420 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000001421 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001421 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001421 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000001421 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001421 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001421 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000001421 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000001421 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000001421 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000001421 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000001421 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000193208 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000193208 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193208 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193208 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000193208 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193208 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000193208 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193208 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000193208 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000118268 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000118268 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000118268 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000118268 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000118268 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000118268 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000118268 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000118268 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000118268 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000118268 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000118268 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
c000254164 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
c000254164 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
c000254164 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
c000254164 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.30%
c000254164 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
c000254164 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
c000254164 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
c000254164 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
c000254164 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
c000254164 | Financials
Holdings [Line Items]
Percent of Net Asset Value	43.40%
c000254164 | India
Holdings [Line Items]
Percent of Net Asset Value	92.50%
c000254164 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000254165 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000254165 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254165 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000254165 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000254165 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000254165 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000254165 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000254165 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000254165 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000254165 | Financials
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000254165 | India
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000254165 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000254163 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000254163 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000254163 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000254163 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000254163 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000254163 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000254163 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000254163 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000254163 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000254163 | Financials
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000254163 | India
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000254163 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.70%